CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Real estate sales, net of sales taxes of US$67,023,202 in 2015, US$30,105,069 in 2016 and US$ (21,745,253) in 2017		$ 1,924,560,806	$ 1,524,968,403	$ 1,134,466,776
Real estate management services income		41,738,319	30,022,747	21,611,201
Real estate lease income		8,732,799	5,946,051	6,573,263
Other revenue		1,875,307	687,492	1,672,758
Total revenue		1,976,907,231	1,561,624,693	1,164,323,998
Costs of revenue:
Cost of real estate sales		(1,474,067,213)	(1,174,571,926)	(866,242,863)
Cost of real estate management services		(31,646,448)	(24,281,442)	(19,442,859)
Cost of real estate lease income		(11,006,122)	(3,682,645)	(3,956,322)
Other costs		(559,235)	(1,100,367)	(1,691,848)
Total costs of revenue		(1,517,279,018)	(1,203,636,380)	(891,333,892)
Gross profit		459,628,213	357,988,313	272,990,106
Selling and distribution expenses		(75,723,717)	(58,213,716)	(52,126,074)
General and administrative expenses		(136,844,741)	(120,415,631)	(115,329,011)
Operating income/(loss)		247,059,755	179,358,966	105,535,021
Interest income		16,859,086	20,916,567	24,503,736
Interest expense		(66,153,440)	(29,856,832)	(20,281,416)
Loss on extinguishment of debt		(15,879,702)	(12,123,750)	0
Net realized gain on short-term investments		7,873,987	2,505,696	603,078
Unrealized gain on short-term investments		2,095,979	235,334	49,443
Exchange gains		756,926	458,959	403,286
Other income		2,326,010	4,540,227	5,945,120
Share of gain/ (loss) of equity investees		(1,710,070)	(324,612)	2,234,635
Income from operations before income taxes		193,228,531	165,710,555	118,992,903
Income taxes		(113,117,126)	(86,247,875)	(52,511,318)
Net income		80,111,405	79,462,680	66,481,585
Net loss/(income) attributable to non-controlling interest		(16,483,854)	(6,485,132)	522
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders		$ 63,627,551	$ 72,977,548	$ 66,482,107
Earnings per share:
Basic		$ 0.49	$ 0.55	$ 0.47
Diluted		$ 0.48	$ 0.53	$ 0.45
Shares used in computation:
Basic	[1]	128,704,610	133,261,510	142,625,427
Diluted		131,605,869	137,653,029	146,487,949
Other comprehensive (loss)/income, net of tax of nil
Foreign currency translation adjustments		$ 66,062,603	$ (66,273,588)	$ (73,604,028)
Comprehensive (loss)/income		146,174,008	13,189,092	(7,122,443)
Comprehensive income attributable to non-controlling interest		(18,637,833)	(5,846,269)	(621)
Comprehensive (loss)/income attributable to Xinyuan Real Estate Co., Ltd. shareholders		$ 127,536,175	$ 7,342,823	$ (7,123,064)

[1]	The restricted shares repurchased by the trustee that are unvested are excluded from the number of shares outstanding for purposes of computing basic earnings per share in accordance with ASC 260. However, these unvested restricted shares are factored into the computation of diluted earnings per share using the treasury stock method.